Accounts receivable, prepayments, deposits and other receivables (Tables)	12 Months Ended
Apr. 30, 2023
Accounts and Other Receivables [Abstract]
Summary of Detailed Information of Accounts receivable, prepayments, deposits and other receivables

	2022	2023
	US$	US$
Commission receivable from digital solutions services—financial services	201	274
Accounts receivable arising from the digital solutions services—non financial services	4,838	8,541
Accounts receivable from hotel operations, hospitality and VIP services	—	988

Total accounts receivable	5,039	9,803

Consideration receivable on disposal of financial assets at FVTPL (note 20)	32,520	—
Prepayments (note (i))	349	501
Deposits	—	141
Note receivables (note (ii))	677	150
Other receivables (note (iii))	1,488	6,886
Deferred issue costs	1,907	—

Prepayments, deposits and other receivables	36,941	7,678